Summary of Significant Accounting Policies (Tables)	3 Months Ended
Nov. 30, 2013
Accounting Policies [Abstract]
Property and Equipment
Furniture and fixtures	5 to 10 years
Computer equipment	5 years
Equipment	5 to 10 years
Software	3 to 5 years

Net Loss Per Common Share
	For the three months ended
	November 30,	November 30,
	2013	2012

Net gain (loss) attributable to common shareholders
Continuing operations	$ (285,357)	$ (46,908)
Discontinued operations	95,528	(32)

	$ (189,829)	$ (46,940)

Weighted average shares outstanding	79,307,202	58,057,763

Loss per common shares, basis and diluted
Continuing operations	$ (0.00)	$ (0.00)
Discontinued operations	0.00	(0.00)

	$ (0.00)	$ (0.00)

Dilutive Securities
	As of
	November 30,	November 30,
	2013	2012
	Underlying	Underlying
Description	Common Shares	Common Shares
Convertible preferred stock………………………………………………………….	58,628,531	64,531
Convertible notes payable…………………………………………………………………………..	6,728,418	1,383,459
Options………………………………………………………………………..	147,500	282,085
Warrants………………………………………………………………………..	11,500,000	-
Total potentially dilutive securities………………………………………………………..	77,004,449	1,730,075